Taxes - Narrative (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Brazil
Disclosure of income taxes [Line Items]
Income tax recoveries	$ 745	$ 1,060